S-K 1602(a)(3) Forepart, Sponsor Compensation	Nov. 04, 2025 USD ($) $ / shares shares
IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 5
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	300,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 5
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000
Private Placement Units [Member] | IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	480,000
Private Placement Units One [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	390,000
Private Placement Units One [Member] | IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	2,400,000
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,950,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	7,665,900
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,915,900
Class B Ordinary Shares Surrender [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	750,000
Class B Ordinary Shares Surrender [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,750,000